UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48499-0812                                   (C)2012, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Money Market Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., or Key Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
USD      Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2012 (unaudited)

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (83.7%)

            ALABAMA (1.8%)
$   2,380   Auburn IDB (LOC - Compass Bank)                                 1.68%     4/01/2019     $      2,380
   10,000   Chatom IDB (NBGA)                                               0.33      8/01/2041           10,000
   11,060   Huntsville (LIQ) (a)                                            0.36      5/01/2015           11,060
    1,745   Huntsville Educational Building Auth. (LOC -
              Branch Banking & Trust Co.)                                   0.23     12/01/2022            1,745
    1,200   Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)            0.24     12/01/2029            1,200
   18,000   Tuscaloosa County Port Auth. (LOC - Compass Bank)               1.70     12/01/2031           18,000
                                                                                                    ------------
                                                                                                          44,385
                                                                                                    ------------
            ARIZONA (0.2%)
    4,860   Chandler IDA (LOC - Comerica Bank, N.A.)                        0.23     12/01/2037            4,860
                                                                                                    ------------
            ARKANSAS (0.2%)
    5,175   Texarkana (LOC - PNC Bank, N.A.)                                0.33      3/01/2021            5,175
                                                                                                    ------------
            CALIFORNIA (6.0%)
   10,135   ABAG Finance Auth. for Nonprofit Corps. (LOC -
              KBC Bank, N.V.)                                               0.90      5/15/2035           10,135
   15,690   Anaheim Redev. Agency (LIQ)(LOC - Deutsche Bank A.G.) (a)       0.25      2/01/2031           15,690
   14,865   Educational Facilities Auth. (LIQ) (a)                          0.36      5/01/2017           14,865
    8,000   Golden State Securitization Corp. (INS)(LIQ) (a)                0.28     12/01/2037            8,000
   15,900   Golden State Securitization Corp. (INS)(LIQ) (a)                0.53      6/01/2045           15,900
    3,165   Golden State Tobacco Securitization Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)                           0.26      6/01/2027            3,165
   14,900   Irvine (LOC - KBC Bank, N.V.)                                   0.52      9/02/2032           14,900
   18,214   Irvine (LOC - KBC Bank, N.V.)                                   0.52      9/02/2050           18,214
    8,070   Pasadena (LOC - Bank of America, N.A.)                          0.23      2/01/2035            8,070
   16,865   San Jose USD (LIQ)(LOC - Deutsche Bank A.G.) (a)                0.24      6/01/2031           16,865
   13,585   San Mateo Union High School District (INS)(LIQ) (a)             0.38      3/01/2016           13,585
    2,410   State (INS)(LIQ) (a)                                            0.38      9/01/2012            2,410
    4,100   State (INS)(LIQ) (a)                                            0.18     12/01/2012            4,100
    6,050   Statewide Communities Dev. Auth. (LIQ)(LOC -
              Citibank, N.A.) (a)                                           0.68     12/14/2016            6,050
                                                                                                    ------------
                                                                                                         151,949
                                                                                                    ------------
            COLORADO (1.4%)
    6,280   Educational and Cultural Facilities Auth. (LOC -
              Bank of America, N.A.)                                        0.33      2/01/2037            6,280
       95   Educational and Cultural Facilities Auth. (LOC -
              Sovereign Bank)                                               1.48      7/01/2037               95
    1,745   El Paso County (LOC - JPMorgan Chase Bank, N.A.)                0.28     11/01/2021            1,745

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
$   4,200   Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                               0.26%    12/01/2038     $      4,200
      810   Health Facilities Auth. (LOC - JPMorgan Chase Bank, N.A.)       0.58      1/01/2018              810
   22,990   Jefferson Metropolitan District (LIQ)(LOC - Bank
              of America, N.A.) (a)                                         0.58     12/01/2028           22,990
      360   Postsecondary Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                             0.58      4/01/2013              360
                                                                                                    ------------
                                                                                                          36,480
                                                                                                    ------------
            CONNECTICUT (0.4%)
   10,320   Health and Educational Facilities Auth. (LOC -
              Bank of America, N.A.)                                        0.33      7/01/2030           10,320
                                                                                                    ------------
            DELAWARE (0.3%)
    6,600   EDA IDA                                                         0.68     12/01/2014            6,600
                                                                                                    ------------

            DISTRICT OF COLUMBIA (0.1%)
    2,925   District of Columbia (LOC - Bank of America, N.A.)              0.39      7/01/2022            2,925
                                                                                                    ------------
            FLORIDA (3.7%)
    1,200   Jackson County                                                  0.25      7/01/2022            1,200
    7,400   Miami Dade County Facilities Auth. (LOC - Bank
              of America, N.A.)                                             0.37     12/01/2025            7,400
    2,900   Miami-Dade County IDA (LOC - Federal Home
              Loan Bank of Atlanta)                                         0.19      5/01/2028            2,900
    7,000   Miami-Dade County IDA (LOC - Manufacturers
              & Traders Trust Co.)                                          0.23     11/01/2042            7,000
    5,000   Palm Beach County (LOC - Northern Trust Co.)                    0.25      3/01/2027            5,000
    3,280   Palm Beach County (LOC - TD Bank, N.A.)                         0.21      1/01/2034            3,280
   19,340   Peace River (INS)(LIQ) (a)                                      0.42     10/01/2013           19,340
    9,420   Seminole County IDA (LOC - Fifth Third Bank)                    0.28     12/01/2037            9,420
    7,000   St. Lucie County                                                0.20      9/01/2028            7,000
    6,165   UCF Health Facilities Corp. (LOC - Fifth Third Bank)            0.28      7/01/2037            6,165
   16,670   Univ. of North Florida Financing Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)                           0.22     11/01/2027           16,670
    7,865   West Palm Beach Utility System (LIQ) (a)                        0.38     10/01/2012            7,865
                                                                                                    ------------
                                                                                                          93,240
                                                                                                    ------------
            GEORGIA (1.9%)
   20,000   Appling County Dev. Auth.                                       0.23      9/01/2041           20,000
   13,000   Bartow County Dev. Auth.                                        0.25     12/01/2032           13,000
    9,100   Burke County Dev. Auth.                                         0.23      7/01/2049            9,100
    2,700   Cobb County Dev. Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                                         0.24      2/01/2030            2,700
    3,000   Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)                  0.25      4/01/2017            3,000
                                                                                                    ------------
                                                                                                          47,800
                                                                                                    ------------
            ILLINOIS (7.7%)
   19,790   Chicago (INS)(LIQ) (a)                                          0.42      1/01/2015           19,790
    4,200   Dev. Finance Auth.                                              0.28      1/01/2016            4,200
   30,100   Dev. Finance Auth. (LOC - JPMorgan Chase
              Bank, N.A.)(LOC - Northern Trust Co.)                         0.18      2/01/2029           30,100
   22,300   Dev. Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)            0.19     10/01/2029           22,300
    3,080   Dev. Finance Auth. (LOC - Bank of America, N.A.)                0.60      9/01/2032            3,080

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
$   2,730   Elgin Educational Facilities (LOC - Fifth Third Bank)           0.28%     8/01/2029     $      2,730
    2,965   Finance Auth. (LOC - Fifth Third Bank)                          0.98      3/01/2031            2,965
   17,575   Finance Auth. (LOC - Fifth Third Bank)                          0.23      6/01/2038           17,575
   13,700   Finance Auth. (LOC - Fifth Third Bank)                          0.23      7/01/2042           13,700
    6,385   Finance Auth. (LOC - RBS Citizens, N.A.)                        0.37      9/01/2043            6,385
    2,115   Finance Auth. (LOC - Fifth Third Bank)                          0.30      1/01/2048            2,115
    4,255   Health Facilities Auth. (LOC - FirstMerit Bank, N.A.)           0.26      8/15/2033            4,255
   12,975   Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)                           0.24      6/15/2034           12,975
   23,335   Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)                           0.24     12/15/2039           23,335
    4,350   Skokie Economic Dev. (LOC - Bank of America, N.A.)              0.60     12/01/2014            4,350
    4,249   Springfield Airport Auth.                                       0.60     10/15/2016            4,249
   13,465   Village of Morton Grove (LOC - Bank of America, N.A.)           0.40     12/01/2041           13,465
    6,250   Will County (LOC - FirstMerit Bank, N.A.)                       0.28      7/01/2034            6,250
                                                                                                    ------------
                                                                                                         193,819
                                                                                                    ------------
            INDIANA (1.6%)
    6,420   Berne (LOC - Federal Home Loan Bank of Indianapolis)            0.23     10/01/2033            6,420
    4,175   Dev. Finance Auth. (LOC - Fifth Third Bank)                     0.28      2/01/2023            4,175
    5,160   Evansville (LOC - Fifth Third Bank)                             0.28      1/01/2025            5,160
    9,620   Finance Auth. (LOC - Federal Home Loan Bank of Indianapolis)    0.22      7/01/2029            9,620
    2,920   Finance Auth. (LOC - PNC Bank, N.A.)                            0.23      6/01/2037            2,920
    1,300   Huntington                                                      0.25      6/26/2014            1,300
    3,385   Jasper County (LOC - Fifth Third Bank)                          0.36     12/01/2022            3,385
    1,200   St. Joseph County (LOC - Wells Fargo Bank, N.A.)                0.33      6/01/2022            1,200
    6,225   Winona Lake (LOC - Key Bank, N.A.)                              0.38      7/01/2031            6,225
                                                                                                    ------------
                                                                                                          40,405
                                                                                                    ------------
            IOWA (3.8%)
    6,850   Chillicothe                                                     0.28      1/01/2023            6,850
   12,750   Council Bluffs                                                  0.23      1/01/2025           12,750
   18,000   Finance Auth.                                                   0.23      6/01/2036           18,000
   33,000   Finance Auth.                                                   0.23      9/01/2036           33,000
    9,500   Louisa County                                                   0.16      9/01/2016            9,500
    3,900   Louisa County                                                   0.16      3/01/2017            3,900
    4,900   Louisa County                                                   0.16     10/01/2024            4,900
    1,050   Sheldon                                                         0.48     11/01/2015            1,050
    5,500   Urbandale (LOC - Wells Fargo Bank, N.A.)                        0.24     11/01/2020            5,500
                                                                                                    ------------
                                                                                                          95,450
                                                                                                    ------------
            KANSAS (0.1%)
    3,185   North Newton (LOC - U.S. Bank, N.A.)                            0.21      1/01/2023            3,185
                                                                                                    ------------
            KENTUCKY (2.1%)
    1,130   Boone County (LOC - JPMorgan Chase Bank, N.A.)                  0.28     11/01/2021            1,130
   15,000   Economic Dev. Finance Auth. (INS)(LIQ) (a)                      0.38      6/01/2016           15,000
    2,000   Frankfort                                                       0.25      5/07/2014            2,000
   10,165   Georgetown (LOC - Fifth Third Bank)                             0.28     11/15/2029           10,165
   20,000   Hancock County (LOC - HSBC Bank USA)                            0.28      7/01/2012           20,000
    1,095   Lexington-Fayette Urban County (LOC -
              JPMorgan Chase Bank, N.A.)                                    0.28      7/01/2021            1,095

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5  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
$   3,075   Lexington-Fayette Urban County (LOC - Federal
              Home Loan Bank of Cincinnati)                                 0.43%    12/01/2027     $      3,075
                                                                                                    ------------
                                                                                                          52,465
                                                                                                    ------------
            LOUISIANA (1.3%)
      955   Environmental Facilities and Community Dev.
              Auth. (LOC - Federal Home Loan Bank of Dallas)                0.24      4/01/2018              955
    1,790   Hammond Area Economic and Industrial Dev.
              District (LOC - Federal Home Loan Bank of Dallas)             0.24      3/01/2033            1,790
    8,620   New Orleans (LOC - Capital One, N.A.)                           0.78      8/01/2024            8,620
    2,255   Public Facilities Auth. (LOC - Federal Home
              Loan Bank of Dallas)                                          0.24     12/01/2014            2,255
   14,015   Public Facilities Auth. (INS)(LIQ) (a)                          0.38      2/15/2015           14,015
    1,100   Public Facilities Auth.                                         0.20      8/01/2017            1,100
    2,830   Public Facilities Auth. (LOC - Capital One, N.A.)               0.78      7/01/2023            2,830
    1,000   Public Facilities Auth. (LOC - Capital One, N.A.)               0.81      7/01/2023            1,000
      465   Public Facilities Auth. (LOC - Capital One, N.A.)               0.83      7/01/2023              465
    1,140   Public Facilities Auth. (LOC - Capital One, N.A.)               0.81      7/01/2027            1,140
                                                                                                    ------------
                                                                                                          34,170
                                                                                                    ------------
            MARYLAND (1.1%)
    1,000   Baltimore County IDA                                            0.25      3/01/2014            1,000
   16,590   Health and Higher Educational Facilities Auth.
              (LIQ)(LOC - Bank of America, N.A.) (a)                        0.41      7/01/2036           16,590
   10,500   Williamsport (LOC - Manufacturers & Traders Trust Co.)          0.23     11/01/2037           10,500
                                                                                                    ------------
                                                                                                          28,090
                                                                                                    ------------
            MASSACHUSETTS (0.6%)
    7,450   Dev. Finance Agency (LOC - Manufacturers & Traders Trust Co.)   0.23      4/01/2041            7,450
    7,450   Dev. Finance Agency (LOC - RBS Citizens, N.A.)                  0.25      4/01/2041            7,450
                                                                                                    ------------
                                                                                                          14,900
                                                                                                    ------------
            MICHIGAN (4.2%)
   20,740   Building Auth. (INS)(LIQ) (a)                                   0.42     10/15/2014           20,740
    3,540   Fremont Hospital Finance Auth. (LOC - Fifth Third Bank)         0.28     11/01/2027            3,540
      760   Higher Education Facilities Auth. (LOC -
              Comerica Bank, N.A.)                                          0.29     10/01/2027              760
    7,500   Hospital Finance Auth. (LOC - Fifth Third Bank)                 0.30     12/01/2032            7,500
    7,240   Hospital Finance Auth. (LOC - Fifth Third Bank)                 0.28      6/01/2035            7,240
   10,045   Huron County (LOC - Fifth Third Bank)                           0.28     10/01/2028           10,045
   29,255   Marquette County (LOC - RBS Citizens, N.A.)                     0.33      3/01/2033           29,255
    7,900   Northville EDC (LOC - Fifth Third Bank)                         0.28      5/01/2014            7,900
   12,500   Oakland County EDC (LOC - Fifth Third Bank)                     0.28      3/01/2029           12,500
    6,885   Oakland County EDC (LOC - Comerica Bank, N.A.)                  0.16      5/01/2037            6,885
                                                                                                    ------------
                                                                                                         106,365
                                                                                                    ------------
            MINNESOTA (0.4%)
    2,655   Canby Community Hospital District No.1                          0.48     11/01/2026            2,655
    3,500   North Suburban Hospital District (LOC - Wells
              Fargo Bank, N.A.)                                             0.33      2/01/2013            3,500
    4,675   Rochester (LOC - Royal Bank of Scotland N.V.)                   0.33      4/01/2022            4,675
                                                                                                    ------------
                                                                                                          10,830
                                                                                                    ------------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            MISSISSIPPI (0.6%)
$   6,815   Business Finance Corp. (LOC - Hancock Bank)                     1.70%     4/01/2033     $      6,815
    9,290   Business Finance Corp. (LOC - Hancock Bank)                     1.70     12/01/2036            9,290
                                                                                                    ------------
                                                                                                          16,105
                                                                                                    ------------
            MISSOURI (2.0%)
    7,100   Health and Educational Facilities Auth. (LOC -
              Commerce Bank, N.A.)                                          0.21      7/01/2026            7,100
    7,747   Health and Educational Facilities Auth. (LOC -
              Fifth Third Bank)                                             0.28     11/01/2027            7,747
   13,635   Health and Educational Facilities Auth. (LOC -
              Bank of America, N.A.)                                        0.33      7/01/2029           13,635
   10,010   Health and Educational Facilities Auth. (LOC -
              Bank of Oklahoma, N.A.)                                       0.33      7/01/2040           10,010
    8,400   Jackson County IDA (LOC - Commerce Bank, N.A.)                  0.21      7/01/2025            8,400
    3,810   St. Louis County IDA (LOC - U.S. Bank, N.A.)                    0.20      6/15/2024            3,810
                                                                                                    ------------
                                                                                                          50,702
                                                                                                    ------------
            NEBRASKA (0.5%)
    2,130   Sarpy County                                                    0.25      7/01/2013            2,130
   10,000   Washington County                                               0.23     12/01/2040           10,000
                                                                                                    ------------
                                                                                                          12,130
                                                                                                    ------------
            NEW HAMPSHIRE (0.4%)
   10,000   Business Finance (LOC - Landesbank Hessen-Thuringen)            1.40      9/01/2030           10,000
                                                                                                    ------------
            NEW JERSEY (0.5%)
    4,415   EDA (LOC - Bank of America, N.A.)                               0.45     11/01/2027            4,415
    7,685   EDA (LOC - U.S. Bank, N.A.)                                     0.21      6/01/2038            7,685
                                                                                                    ------------
                                                                                                          12,100
                                                                                                    ------------
            NEW MEXICO (0.3%)
    8,000   Roswell (LOC - Sovereign Bank)                                  1.75      7/01/2036            8,000
                                                                                                    ------------
            NEW YORK (9.0%)
    5,540   Albany IDA (LOC - RBS Citizens, N.A.)                           0.27      7/01/2016            5,540
    9,730   Albany IDA (LOC - Key Bank, N.A.)                               0.26      7/01/2035            9,730
   12,830   Broome County IDA (LOC - Manufacturers & Traders Trust Co.)     0.23      7/01/2040           12,830
    2,930   Chautauqua County IDA (LOC - RBS Citizens, N.A.)                0.28      8/01/2027            2,930
    2,750   Chautauqua County IDA (LOC - Manufacturers
              & Traders Trust Co.)                                          0.21      8/01/2030            2,750
    7,740   Clinton County IDA (LOC - Key Bank, N.A.)                       0.26      7/01/2017            7,740
    2,640   Clinton County IDA (LOC - Key Bank, N.A.)                       0.26      7/01/2042            2,640
   11,750   Dormitory Auth. (LOC - Bank of America, N.A.)                   0.30      7/01/2024           11,750
   11,900   Dormitory Auth. (LOC - KBC Bank, N.V.)                          0.52      7/01/2029           11,900
      795   Dormitory Auth. (LOC - Key Bank, N.A.)                          0.26     11/01/2036              795
    5,645   East Rochester Housing Auth. (LOC - RBS Citizens, N.A.)         0.27     12/01/2036            5,645
    2,200   Erie County IDA (LOC - Key Bank, N.A.)                          0.31      3/01/2024            2,200
    3,110   Guilderland IDA (LOC - Key Bank, N.A.)                          0.31      7/01/2032            3,110
    6,200   Housing Finance Agency (LOC - Landesbank Hessen-Thuringen)      0.26     11/01/2037            6,200
   10,000   Metropolitan Transportation Auth. (LOC - KBC Bank N.V.)         0.65     11/01/2025           10,000
    8,335   Monroe County IDA (LOC - RBS Citizens, N.A.)                    0.27      7/01/2027            8,335

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
$  11,700   New York City (LOC - WestLB A.G.)                               0.23%     2/15/2016     $     11,700
    7,500   New York City (LOC - Manufacturers & Traders Trust Co.)         0.24     12/01/2040            7,500
   13,915   New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                                  0.21      6/01/2039           13,915
    6,525   New York City IDA (LOC - Key Bank, N.A.)                        0.30      7/01/2037            6,525
   27,205   New York City IDA (LOC - Key Bank, N.A.)                        0.30      7/01/2038           27,205
    9,590   Oneida County IDA (LOC - Manufacturers & Traders Trust Co.)     0.23      6/01/2030            9,590
    3,770   Onondaga County IDA (LOC - Key Bank, N.A.)                      0.26      7/01/2025            3,770
    8,600   Onondaga County IDA (LOC - Manufacturers &
              Traders Trust Co.)                                            0.23     12/01/2031            8,600
    1,000   Ontario County IDA (LOC - Royal Bank of Scotland N.V.)          0.33      3/01/2028            1,000
    2,460   Ontario County IDA (LOC - Key Bank, N.A.)                       0.26      7/01/2030            2,460
   12,825   Ramapo Housing Auth. (LOC - Manufacturers &
              Traders Trust Co.)                                            0.28     12/01/2029           12,825
    2,355   St. Lawrence County (LOC - RBS Citizens, N.A.)                  0.23      7/01/2037            2,355
    3,000   Syracuse IDA (LOC - Key Bank, N.A.)                             0.31      1/01/2033            3,000
    9,595   Tompkins County IDA (LOC - Bank of America, N.A.)               0.43      2/01/2037            9,595
    4,110   Utica IDA (LOC - RBS Citizens, N.A.)                            0.28     10/01/2025            4,110
                                                                                                    ------------
                                                                                                         228,245
                                                                                                    ------------
            OHIO (6.2%)
   15,600   Air Quality Dev. Auth. (LOC - Key Bank, N.A.)                   0.37      6/01/2033           15,600
    4,045   Akron Bath Copley (LOC - KBC Bank, N.V.)                        1.25     12/01/2032            4,045
   30,000   Buckeye Tobacco Settlement Finance Auth.
              (LIQ)(LOC - Deutsche Bank A.G.)(a)                            0.45      6/01/2024           30,000
   12,145   Butler County (LOC - Fifth Third Bank)                          0.28      5/15/2036           12,145
    1,520   Cadiz Health Care Facilities Auth. (LOC - PNC Bank, N.A.)       0.68      1/01/2033            1,520
    1,395   Clermont County (LOC - Fifth Third Bank)                        0.28      8/01/2022            1,395
    3,195   Cuyahoga County (LOC - Key Bank, N.A.)                          0.31      6/01/2022            3,195
   11,270   Dayton-Montgomery County (LOC - Fifth Third Bank)               0.28     11/15/2028           11,270
    8,300   Delaware County (LOC - Fifth Third Bank)                        0.28     10/01/2033            8,300
    5,285   Hamilton County (LOC - Fifth Third Bank)                        0.32     12/01/2024            5,285
    6,945   Higher Educational Facilities (LOC - Fifth Third Bank)          0.32      9/01/2036            6,945
    3,600   Hilliard (LOC - Bank of Nova Scotia)                            0.25      8/01/2012            3,600
    2,800   Meigs County (LOC - Bank of Nova Scotia)                        0.25      8/01/2012            2,800
   21,870   Northeast Regional Sewer District (LIQ) (a)                     0.36      5/15/2015           21,870
   11,790   Pike County Health Care Facilities (LOC - Bank
              of America, N.A.)                                             0.30     11/01/2033           11,790
    3,705   Pike County Health Care Facilities (LOC - Bank
              of America, N.A.)                                             0.30     11/01/2033            3,705
    2,365   Portage County (LOC - JPMorgan Chase Bank, N.A.)                0.25     12/01/2022            2,365
    3,930   Summit County (LOC - Fifth Third Bank)                          0.30     12/01/2029            3,930
    3,000   Warren County (LOC - Bank of Nova Scotia)                       0.25      8/01/2012            3,000
    2,895   Wayne County (LOC - Fifth Third Bank)                           0.36      9/01/2021            2,895
                                                                                                    ------------
                                                                                                         155,655
                                                                                                    ------------
            OKLAHOMA (3.8%)
    7,540   Edmond EDA (LOC - Bank of Oklahoma, N.A.)                       0.32      6/01/2031            7,540
    8,700   Garfield County Industrial Auth.                                0.34      1/01/2025            8,700
    1,905   IDA (LOC - JPMorgan Chase Bank, N.A.)                           0.28      8/01/2018            1,905
   32,400   Muskogee Industrial Trust(b)                                    0.34      1/01/2025           32,400
   36,000   Muskogee Industrial Trust(b)                                    0.29      6/01/2027           36,000
   10,500   Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)           0.38     11/01/2026           10,500
                                                                                                    ------------
                                                                                                          97,045
                                                                                                    ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            OREGON (1.8%)
$   6,870   Facilities Auth. (LOC - Bank of the West)                       0.60%    10/01/2037     $      6,870
   38,100   Port of Portland (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)     0.34     12/01/2014           38,100
                                                                                                    ------------
                                                                                                          44,970
                                                                                                    ------------
            PENNSYLVANIA (3.7%)
   14,080   Butler County (LOC - Citizens Bank of Pennsylvania)             0.24     10/01/2042           14,080
    5,250   Chartiers Valley Industrial and Commercial Dev. Auth.           1.10     11/15/2017            5,250
   35,280   Cumberland County Municipal Auth. (LOC - KBC Bank, N.V.)        0.46      1/01/2041           35,280
    2,200   Higher Educational Facilities Auth. (LOC - Fulton Bank)         1.43     11/01/2028            2,200
    3,900   Higher Educational Facilities Auth. (LOC - Fulton Bank)         1.43     11/01/2033            3,900
   24,990   Northampton County (LIQ)(LOC - Bank of America, N.A.) (a)       0.46      8/15/2032           24,990
    7,000   Pottstown Boro Educational Facilities Auth.
              (LOC - Manufacturers & Traders Trust Co.)                     0.23      8/01/2032            7,000
                                                                                                    ------------
                                                                                                          92,700
                                                                                                    ------------
            RHODE ISLAND (0.5%)
    6,665   EDC (LOC - RBS Citizens, N.A.)                                  0.28     10/01/2034            6,665
    7,350   Health and Educational Building Corp. (LOC -
              RBS Citizens, N.A.)                                           0.32     12/01/2036            7,350
                                                                                                    ------------
                                                                                                          14,015
                                                                                                    ------------
            SOUTH DAKOTA (0.7%)
    5,975   Health and Educational Facilities Auth.                         0.48     11/01/2020            5,975
    3,450   Health and Educational Facilities Auth.                         0.48     11/01/2025            3,450
    7,250   Health and Educational Facilities Auth.                         0.48     11/01/2027            7,250
                                                                                                    ------------
                                                                                                          16,675
                                                                                                    ------------
            TENNESSEE (0.6%)
    7,100   Hendersonville IDB (LOC - Fifth Third Bank)                     0.32      5/01/2036            7,100
    4,860   Metropolitan Government of Nashville and
              Davidson County (LOC - Fifth Third Bank)                      0.28     12/01/2024            4,860
    2,565   Williamson County IDB (LOC - Fifth Third Bank)                  0.32     12/01/2027            2,565
                                                                                                    ------------
                                                                                                          14,525
                                                                                                    ------------
            TEXAS (4.5%)
   13,300   Atascosa County IDC (NBGA)                                      0.33      6/30/2020           13,300
   16,550   Brazos County Health Facilities Dev. (LIQ)(LOC
              - Bank of America, N.A.) (a)                                  0.46      1/01/2019           16,550
   10,175   Forney ISD (LIQ)(NBGA) (a)                                      0.35      8/15/2033           10,175
    9,650   Harris County (INS)(LIQ) (a)                                    0.38      8/15/2012            9,650
    1,800   North Central IDA                                               0.25     10/01/2013            1,800
   15,000   Port Arthur                                                     0.28     12/01/2040           15,000
   25,000   Port Arthur                                                     0.28      6/01/2041           25,000
   15,575   Student Housing Auth. (LIQ)(NBGA) (a)                           0.31     10/01/2033           15,575
    7,700   Trinity River IDA                                               0.17      1/01/2013            7,700
                                                                                                    ------------
                                                                                                         114,750
                                                                                                    ------------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            UTAH (1.2%)
$  29,475   Emery County (LOC - JPMorgan Chase Bank, N.A.)                  0.18%     7/01/2015     $     29,475
                                                                                                    ------------
            VIRGINIA (1.9%)
    7,470   Alexandria IDA (LOC - Branch Banking & Trust Co.)               0.19     10/01/2030            7,470
    8,425   Clarke County IDA (INS)(LIQ)                                    0.41      1/01/2030            8,425
    2,000   Hampton Roads Sanitation District                               0.16     11/01/2041            2,000
    1,700   Henrico County Water and Sewer System (LIQ) (a)                 0.36      5/01/2014            1,700
    5,900   Loudoun County IDA                                              0.13      2/15/2038            5,900
   18,400   Stafford County IDA (LOC - Bank of America, N.A.)               0.33      8/01/2028           18,400
    5,100   Univ. of Virginia (LIQ) (a)                                     0.18      6/01/2016            5,100
                                                                                                    ------------
                                                                                                          48,995
                                                                                                    ------------
            WASHINGTON (2.4%)
   20,850   Health Care Facilities Auth. (INS)(LIQ)                         0.68     12/01/2036           20,850
   30,020   Housing Finance Commission (LOC - HSH Nordbank A.G.)            1.75      3/01/2036           30,020
    8,960   Housing Finance Commission (LOC - Key Bank, N.A.)               0.30      7/01/2043            8,960
                                                                                                    ------------
                                                                                                          59,830
                                                                                                    ------------
            WEST VIRGINIA (2.3%)
    2,775   Harrison County (LOC - Bank of Nova Scotia)                     0.25     12/01/2012            2,775
    9,630   Marshall County                                                 0.20      3/01/2026            9,630
    3,100   Monongalia County (LOC - Bank of Nova Scotia)                   0.25     12/01/2012            3,100
    2,200   Ripley (LOC - Bank of Nova Scotia)                              0.25     12/01/2012            2,200
   40,850   West Virginia State Hospital Finance Auth. (LOC -
              Fifth Third Bank)                                             0.32     10/01/2033           40,850
                                                                                                    ------------
                                                                                                          58,555
                                                                                                    ------------
            WISCONSIN (1.5%)
   14,600   Germantown                                                      0.23      4/01/2032           14,600
    1,895   Health and Educational Facilities Auth. (LOC -
              KBC Bank, N.V.)                                               0.52      5/01/2025            1,895
      645   Health and Educational Facilities Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                                    0.28      5/01/2026              645
   11,440   Health and Educational Facilities Auth. (LOC -
              KBC Bank, N.V.)                                               0.85      3/01/2038           11,440
    1,425   Milwaukee Redevelopment Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                                    0.22      5/01/2025            1,425
    6,955   Wind Point (LOC - U.S. Bank, N.A.)                              0.28      9/01/2035            6,955
                                                                                                    ------------
                                                                                                          36,960
                                                                                                    ------------
            WYOMING (0.4%)
   10,000   Platte County (NBGA)                                            0.25      7/01/2014           10,000
                                                                                                    ------------
            Total Variable-Rate Demand Notes (cost: $2,114,845)                                        2,114,845
                                                                                                    ------------
            PUT BONDS (3.0%)

            ALABAMA (1.2%)
   30,000   Mobile IDB                                                      0.75      7/15/2034           30,000
                                                                                                    ------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            CALIFORNIA (0.2%)
$   6,000   Statewide Communities Dev. Auth.                                0.23%     4/01/2037     $      6,000
                                                                                                    ------------
            MONTANA (1.0%)
    9,210   Board of Investments (NBGA)                                     0.22      3/01/2017            9,210
    2,930   Board of Investments (NBGA)                                     0.22      3/01/2018            2,930
   12,535   Board of Investments (NBGA)(b)                                  0.22      3/01/2028           12,535
                                                                                                    ------------
                                                                                                          24,675
                                                                                                    ------------
            NEW YORK (0.6%)
   15,000   Liberty Dev. Corp.                                              0.27     12/01/2049           15,000
                                                                                                    ------------
            Total Put Bonds (cost: $75,675)                                                               75,675
                                                                                                    ------------
            ADJUSTABLE-RATE NOTES (0.5%)

            CALIFORNIA (0.5%)
   14,000   Golden Empire Schools Financing Auth. (cost: $14,000)           0.63      5/01/2013           14,000
                                                                                                    ------------
            FIXED-RATE INSTRUMENTS (14.9%)

            CALIFORNIA (0.3%)
    7,000   San Diego County Water Auth.                                    0.25      7/05/2012            7,000
                                                                                                    ------------
            MASSACHUSETTS (0.6%)
   16,263   New Bedford                                                     1.50      2/08/2013           16,361
                                                                                                    ------------
            MINNESOTA (4.6%)
    1,000   Albany ISD (NBGA)                                               1.00      9/08/2012            1,001
    1,700   Aurora ISD (NBGA)                                               1.00      8/01/2012            1,701
    3,000   Becker ISD (NBGA)                                               1.00      9/07/2012            3,003
    1,615   Blooming Prairie ISD (NBGA)                                     1.00      8/10/2012            1,616
    1,325   Clearbrook Gonvick ISD (NBGA)                                   1.00      9/28/2012            1,327
   22,610   Duluth ISD (NBGA)                                               1.00      9/28/2012           22,643
    2,985   East Central ISD (NBGA)                                         1.00      8/02/2012            2,987
    1,200   East Grand Forks ISD (NBGA)                                     2.00      8/27/2012            1,203
    7,500   Edina ISD (NBGA)                                                2.00      3/15/2013            7,592
    2,500   Faribault ISD (NBGA)                                            1.00      9/28/2012            2,504
    2,000   Faribault ISD (NBGA)                                            1.00      3/28/2013            2,010
    1,025   Goodhue ISD (NBGA)                                              1.00      9/28/2012            1,027
    1,275   Greenway ISD (NBGA)                                             1.00      9/01/2012            1,276
    3,015   Lake Superior ISD (NBGA)                                        1.00      8/02/2012            3,017
   12,300   Lakeville ISD (NBGA)                                            1.00     10/12/2012           12,326
    2,000   Milaca ISD (NBGA)                                               1.00      9/21/2012            2,003
    1,050   Nashwauk Keewatin ISD (NBGA)                                    1.00      8/24/2012            1,051
    2,950   New London Spicer ISD (NBGA)                                    2.00      8/29/2012            2,958
    1,590   Onamia ISD (NBGA)                                               1.00      9/07/2012            1,592
    4,185   Owatonna ISD (NBGA)                                             1.00      9/29/2012            4,191
    1,000   Owatonna ISD (NBGA)                                             1.00      1/11/2013            1,003
    4,155   Park Rapids ISD (NBGA)                                          1.00      9/28/2012            4,161
    2,325   Paynesville ISD (NBGA)                                          1.00      9/28/2012            2,328
   15,500   Richfield ISD (NBGA)                                            1.00      9/07/2012           15,517
    7,500   Rosemount ISD (NBGA)                                            1.00      3/28/2013            7,540
    1,000   Walker Hackensack Akeley ISD (NBGA)                             1.00      8/24/2012            1,001
    1,030   West Central Area ISD (NBGA)                                    1.00      8/24/2012            1,031
    4,500   Westonka ISD (NBGA)                                             1.00     10/12/2012            4,509
    1,380   Zumbrota Mazeppa ISD (NBGA)                                     1.00      9/28/2012            1,382
                                                                                                    ------------
                                                                                                         115,500
                                                                                                    ------------

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                                    COUPON          FINAL            VALUE
(000)       SECURITY                                                        RATE       MATURITY             (000)
----------------------------------------------------------------------------------------------------------------
            NEW YORK (7.2%)
$  12,955   Ballston Spa CSD                                                1.00%     6/12/2013     $     13,025
   10,000   Binghamton City School District                                 1.50      7/26/2012           10,006
    5,000   Canton CSD(c)                                                   1.00      7/12/2013            5,018
    8,000   Enlarged Troy School District                                   1.50     11/21/2012            8,023
   12,280   Lansingburgh CSD(c)                                             1.00      7/12/2013           12,330
   10,000   Lockport City School District                                   1.50      8/09/2012           10,008
    9,350   Maine Endwell CSD                                               1.00      6/27/2013            9,394
    9,625   Malverne Union Free School District                             1.50      8/03/2012            9,630
   11,600   Moravia CSD                                                     1.00      6/21/2013           11,647
   20,000   New York City Municipal Water                                   0.20      9/07/2012           20,000
   15,000   Newburgh CSD(c)                                                 1.00      7/12/2013           15,079
    7,500   Onondaga CSD                                                    1.50      7/19/2012            7,502
    7,703   Owego Apalachin CSD                                             1.00      6/19/2013            7,740
    5,120   Port Byron CSD(c)                                               1.00      7/05/2013            5,139
   20,010   Sherburne Earleville CSD                                        1.00      6/28/2013           20,110
    9,585   Springville Griffith Institutes                                 1.00      6/19/2013            9,628
    7,428   Taconic Hills CSD(c)                                            1.00      7/05/2013            7,466
                                                                                                    ------------
                                                                                                         181,745
                                                                                                    ------------
            OHIO (0.1%)
    2,500   South Euclid                                                    1.25      9/26/2012            2,505
                                                                                                    ------------
            TEXAS (2.0%)
   15,000   Dallas Area Rapid Trust                                         0.35      7/12/2012           15,000
    5,000   Dallas Area Rapid Trust                                         0.32      7/17/2012            5,000
   30,000   Dallas Area Rapid Trust                                         0.32      7/18/2012           30,000
                                                                                                    ------------
                                                                                                          50,000
                                                                                                    ------------
            VIRGINIA (0.1%)
    2,338   Univ. of Virginia                                               0.19     10/18/2012            2,338
                                                                                                    ------------
            Total Fixed-Rate Instruments (cost: $375,449)                                                375,449
                                                                                                    ------------

            TOTAL INVESTMENTS (COST: $2,579,969)                                                    $  2,579,969
                                                                                                    ============

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                          (LEVEL 1)       (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
  VARIABLE-RATE DEMAND NOTES           $          --     $ 2,114,845     $         --     $   2,114,845
  PUT BONDS                                       --          75,675               --            75,675
  ADJUSTABLE-RATE NOTES                           --          14,000               --            14,000
  FIXED-RATE INSTRUMENTS                          --         375,449               --           375,449
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 2,579,969     $         --     $   2,579,969
-------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,525,941,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) At June 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $45,032,000.

================================================================================

                                         Notes to Portfolio of Investments |  14


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended June 30, 2012

By:*      /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    08/24/12
         -------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/12
         -------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         --------------------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/12
         -------------------------------


*Print the name and title of each signing officer under his or her signature.